ORDINARY SHARES (Details)	Dec. 31, 2023 Vote shares	Dec. 31, 2022 shares
Class A ordinary shares
Class of Stock [Line Items]
Common shares, votes per share | Vote	1
Number of shares authorized	700,000,000	700,000,000
Class B ordinary shares
Class of Stock [Line Items]
Common shares, votes per share | Vote	10
Number of shares authorized	200,000,000	200,000,000
Undesignated
Class of Stock [Line Items]
Number of shares authorized	100,000,000	100,000,000
Ordinary shares
Class of Stock [Line Items]
Number of shares authorized	1,000,000,000	1,000,000,000